United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                Investment Company Act file number: 811-06251


               AllianceBernstein Multi-Market Strategy Trust, Inc. (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105 (Address of principal executive offices) (Zip code)

                              Edmund P. Bergan, Jr.
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                    Date of fiscal year end: October 31, 2003

                    Date of reporting period: April 30, 2003

ITEM 1.  REPORTS TO STOCKHOLDERS.

--------------------------------------------------------------------------------
EMERGING MARKET FIXED INCOME
--------------------------------------------------------------------------------

AllianceBernstein
Multi-Market
Strategy Trust

Semi-Annual Report
April 30, 2003

                               [GRAPHIC OMITTED]

                                       [LOGO] ALLIANCEBERNSTEIN(SM)
                                              Investment Research and Management

                           Investment Products Offered
                           ----------------------------
                            o Are Not FDIC Insured
                            o May Lose Value
                            o Are Not Bank Guaranteed
                           ----------------------------

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

AllianceBernstein Investment Research and Management, Inc., the principal underwriter of the AllianceBernstein mutual funds and an affiliate of Alliance Capital Management L.P., the manager of the funds, is a member of the NASD.

                                                              ------------------
                                                              SEMI-ANNUAL REPORT
                                                              ------------------

June 6, 2003

Semi-Annual Report

We're excited to announce that Alliance Fund Distributors, Inc. has become AllianceBernstein Investment Research and Management, Inc. All of Alliance Capital's domestic mutual funds have been renamed AllianceBernstein.

This report provides management's discussion of fund performance for AllianceBernstein Multi-Market Strategy Trust (the "Fund") for the semi-annual reporting period ended April 30, 2003.

Investment Objective and Policies

This open-end fund seeks the highest level of current income that is available, consistent with what Alliance considers to be prudent investment risk, from a portfolio of high-quality debt securities having remaining maturities of not more than five years. The Fund seeks investment opportunities in foreign, as well as domestic, securities markets. Normally at least 70% of the Fund's debt securities will be denominated in foreign currencies. The Fund limits its investments in a single currency other than the U.S. dollar to 25% of its net assets, except for the euro, in which the Fund may invest up to 50% of its net assets.

Investment Performance

The following table provides the Fund's performance during the six- and 12-month periods ended April 30, 2003. For comparison, we have included the performance for the Merrill Lynch 1-5 Year Government Bond Index, a standard measure of the performance of a basket of unmanaged short-term Treasury securities, and the Lipper Short World Multi-Market Income Funds Average, which reflects the average performance of 8 funds during the six- and 12-month periods, with similar investment objectives to the Fund.

INVESTMENT RESULTS*
Periods Ended April 30, 2003

                                                        ------------------------
                                                                Returns
                                                        ------------------------
                                                        6 Months      12 Months
--------------------------------------------------------------------------------
AllianceBernstein Multi-Market Strategy Trust
  Class A                                                  1.91%          6.03%
--------------------------------------------------------------------------------
  Class B                                                  1.56%          5.10%
--------------------------------------------------------------------------------
  Class C                                                  1.73%          5.28%
--------------------------------------------------------------------------------
Merrill Lynch 1-5 Year Government Bond Index               1.62%          7.11%
--------------------------------------------------------------------------------
Lipper Short World Multi-Market Income Funds Average       4.76%         10.51%
--------------------------------------------------------------------------------

* The Fund's investment results are for the periods shown and are based on the net asset value (NAV) of each class of shares as of April 30, 2003. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. All fees and expenses related to the operation of the Fund have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Returns for the Fund include the reinvestment of any distributions paid during each period. Past performance is no guarantee of future results.

      The unmanaged Merrill Lynch 1-5 Year Government Bond Index consists of short-term U.S. Treasury


--------------------------------------------------------------------------------
                               ALLIANCEBERNSTEIN MULTI-MARKET STRATEGY TRUST o 1

------------------
SEMI-ANNUAL REPORT
------------------

      securities maturing in one to five years. The Lipper Short World Multi-Market Income Funds Average (the "Lipper Average") reflects performance of 8 funds during the six- and 12-month periods ended April 30, 2003. The funds that comprise the Lipper Average have generally similar investment objectives to the Fund, although investment policies for the various funds may differ. An investor cannot invest directly in an index or an average, and its results are not indicative of any specific investment, including AllianceBernstein Multi-Market Strategy Trust.

      Additional investment results appear on pages 3 - 4.

The Fund's Class A shares outperformed the benchmark for the six-month period ending April 30, 2003. The Fund's underweight dollar position assisted in its outperformance relative to the benchmark, while its underweight position in Treasuries detracted somewhat from performance. The Fund underperformed the Lipper Short World Multi-Market Income Funds Average also over the six-month period, ranking fifth out of eight funds in the average. The Fund's underweight U.S. duration relative to the benchmark was the major cause of its underperformance over the 12-month period.

Market Review and Investment Strategy

During the six-month period, a series of factors impacted the U.S. economy, among them rising oil prices, the prospect of war, a heightened terror alert and an unusually harsh winter. Yields on the 30-year Treasuries hit 40-year lows and plunged still lower. Despite the U.S. Federal Reserve's accommodative monetary stance, fears of a deflationary environment began to surface during the first quarter of 2003. Canada also experienced poor results early in the period, which were compounded later in the period by the SARS scare. Nonetheless, at period's end Canada reported surprisingly strong economic data that revealed relatively stable macroeconomic fundamentals. Throughout the period, Australia reported weak economic data, resulting in widespread downward revisions of gross domestic product (GDP) and expectations of easing by the Reserve Bank of Australia (RBA).

In Europe, the European Central Bank, acknowledging that economic recovery would materialize later than expected, reduced rates by a total of 75 basis points between November and March, and left the door open for further easing. Accordingly, European yields declined while U.S. rates, which had already come down roughly 50 basis points, stayed level.

During the six-month period, we took advantage of a weakening U.S. dollar and prospects of further weakening with advantageous trades versus the Canadian dollar and the euro. We reduced the Fund's exposure to the Australian dollar in light of the country's weak economic data. We increased the Fund's hedges (euro forwards versus the U.S. dollar) to take optimum advantage of the currencies' shifting values over the period. We also initiated an investment in Chilean sovereign debt.


--------------------------------------------------------------------------------
2 o ALLIANCEBERNSTEIN MULTI-MARKET STRATEGY TRUST

                                                               -----------------
                                                               PORTFOLIO SUMMARY
                                                               -----------------

PORTFOLIO SUMMARY
April 30, 2003 (unaudited)

INCEPTION DATES         PORTFOLIO STATISTICS
Class A Shares          Net Assets ($mil): $276.2
5/29/91
Class B Shares
5/29/91
Class C Shares
5/3/93

COUNTRY BREAKDOWN

  20.1% Italy
  16.4% Canada
  11.8% United States
   9.8% New Zealand
   8.5% United Kingdom
   4.9% Germany
   4.6% Denmark
   4.6% Sweden
   4.4% Australia                       [PIE CHART OMITTED]
   4.3% Spain
   3.2% Poland
   2.7% Belgium
   2.7% Netherlands
   1.1% Chile

   0.9% Short-Term

CURRENCY BREAKDOWN

  34.7% Euro
  16.4% Canadian Dollar
  13.1% U.S. Dollar
   9.8% New Zealand Dollar
   8.5% British Pound
   4.6% Danish Krona                    [PIE CHART OMITTED]
   4.6% Swedish Krona
   4.0% Polish Zloty
   2.3% Australian Dollar
   1.1% Chilean Peso

   0.9% Short-Term

All data as of April 30, 2003. The Fund's country and currency breakdowns are expressed as a percentage of total investments and may vary over time.


--------------------------------------------------------------------------------
                               ALLIANCEBERNSTEIN MULTI-MARKET STRATEGY TRUST o 3

------------------
INVESTMENT RESULTS
------------------

INVESTMENT RESULTS

AVERAGE ANNUAL RETURNS AS OF APRIL 30, 2003

Class A Shares
--------------------------------------------------------------------------------
                               Without Sales Charge        With Sales Charge
                     1 Year            6.03%                     1.49%
                    5 Years            4.56%                     3.66%
                   10 Years            4.64%                     4.18%
                  SEC Yield**          1.89%

Class B Shares
--------------------------------------------------------------------------------
                               Without Sales Charge        With Sales Charge
                     1 Year            5.10%                     2.10%
                    5 Years            3.74%                     3.74%
                   10 Years(a)         4.13%                     4.13%
                  SEC Yield**          1.23%

Class C Shares
--------------------------------------------------------------------------------
                               Without Sales Charge        With Sales Charge
                     1 Year            5.28%                     4.28%
                    5 Years            3.78%                     3.78%
            Since Inception*           3.84%                     3.84%
                  SEC Yield**          1.25%

SEC AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT QUARTER-END (March 31, 2003)

                                Class A           Class B          Class C
                                 Shares            Shares           Shares
--------------------------------------------------------------------------------
                     1 Year       1.83%             2.66%             4.66%
                    5 Years       3.67%             3.72%             3.79%
                   10 Years       4.21%             4.18%              n/a
            Since Inception*      3.79%             3.76%             3.81%

The Fund's investment results represent average annual returns. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns reflect reinvestment of dividends and/or capital gains distributions in additional shares without and with the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (3% year 1, 2% year 2, 1% year 3, 0% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year, 1% contingent deferred sales charge for accounts over $1,000,000.

The Fund invests a significant amount of its assets in foreign securities which may magnify fluctuations and can invest a significant portion of its assets in the securities of a single issuer, which may present greater risk than a more diversified portfolio. Price fluctuations may be caused by changes in interest rates or bond credit quality ratings. Changes in interest rates have a greater effect on bonds with longer maturities than on those with shorter maturities.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

*     Inception: 5/29/91, Class A and Class B; 5/3/93, Class C.

** SEC yields are based on SEC guidelines and are calculated on 30 days ended April 30, 2003.

(a)   Assumes conversion of Class B shares into Class A shares after six years.

n/a: Not applicable.


--------------------------------------------------------------------------------
4 o ALLIANCEBERNSTEIN MULTI-MARKET STRATEGY TRUST

                                                        ------------------------
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

PORTFOLIO OF INVESTMENTS
April 30, 2003 (unaudited)

                                                       Principal
                                                          Amount
                                                           (000)    U.S. $ Value
--------------------------------------------------------------------------------

Australia-4.3%
Debt Obligations-4.3%
Commonwealth Bank of Australia
   7.13%, 7/10/06(a) .......................    US$        5,000    $  5,680,080
European Investment Bank
   5.30%, 4/26/05(a) .......................    AUD       10,000       6,322,111
                                                                    ------------

Total Australian Securities
   (cost $10,853,282) ......................                          12,002,191
                                                                    ------------

Belgium-2.7%
Government Obligation-2.7%
Kingdom of Belgium
   7.75%, 10/15/04(a)
   (cost $5,762,199) .......................    EUR        6,100       7,333,915
                                                                    ------------

Canada-16.2%
Debt Obligations-4.7%
Associated Capital Corp. of Canada
   4.30%, 4/25/06(a) .......................    CAD       10,000       6,979,980
   4.78%, 6/20/05(a) .......................               3,500       2,486,841
GE Capital Funding
   5.30%, 7/24/07(a) .......................               5,000       3,588,205
                                                                    ------------
                                                                      13,055,026
                                                                    ------------
Government Obligations-11.5%
Government of Canada
   8.75%, 12/01/05(a) ......................              27,500      21,534,058
Province of British Columbia
   5.25%, 1/09/08(a) .......................              13,900      10,050,642
                                                                    ------------
                                                                      31,584,700
                                                                    ------------
Total Canadian Securities
   (cost $42,475,405) ......................                          44,639,726
                                                                    ------------

Chile-1.1%
Debt Obligation-1.1%
Bono BCO Cent Chile Peso
   8.00%, 9/01/07(a)
   (cost $2,853,458) .......................    CLP    1,935,000       3,001,023
                                                                    ------------

Denmark-4.6%
Government Obligation-4.6%
Kingdom of Denmark
   8.00%, 3/15/06(a)
   (cost $9,314,499) .......................    DKK       74,000      12,655,972
                                                                    ------------


--------------------------------------------------------------------------------
                               ALLIANCEBERNSTEIN MULTI-MARKET STRATEGY TRUST o 5

------------------------
PORTFOLIO OF INVESTMENTS
------------------------

                                                       Principal
                                                          Amount
                                                           (000)    U.S. $ Value
--------------------------------------------------------------------------------

Germany-4.9%
Debt Obligation-3.0%
Kredit Fuer Wiederaufbau
   4.50%, 8/03/06(a) .......................    EUR        7,000    $  8,192,979
                                                                    ------------

Government Obligation-1.9%
Bundesobligation
   4.50%, 8/17/07(a) .......................               4,500       5,302,820
                                                                    ------------

Total German Securities
   (cost $12,743,047) ......................                          13,495,799
                                                                    ------------

Italy-19.9%
Government Obligation-19.9%
Republic of Italy
   9.50%, 1/01/05(a)
   (cost $44,341,091) ......................              44,250      55,017,624
                                                                    ------------

Netherlands-2.6%
Government Obligation-2.6%
Government of Netherlands
   6.00%, 1/15/06(a)
   (cost $5,552,057) .......................               6,000       7,280,438
                                                                    ------------

New Zealand-9.7%
Government Obligation-9.7%
Government of New Zealand
   8.00%, 11/15/06(a)
   (cost $19,735,740) ......................    NZD       44,100      26,734,364
                                                                    ------------

Poland-3.2%
Debt Obligations-3.2%
European Bank for Reconstruction
   & Development
   9.63%, 2/23/04(a) .......................    PLN       15,000       4,050,228
European Investment Bank
   17.00%, 3/24/05(a) ......................              10,000       3,159,610
Nordic Investment Bank
   15.50%, 1/19/04(a) ......................               5,600       1,561,845
                                                                    ------------

Total Polish Securities
   (cost $7,876,362) .......................                           8,771,683
                                                                    ------------
Spain-4.2%
Government Obligation-4.2%
Government of Spain
   7.35%, 3/31/07(a)
   (cost $10,454,834) ......................    EUR        9,000      11,616,977
                                                                    ------------


--------------------------------------------------------------------------------
6 o ALLIANCEBERNSTEIN MULTI-MARKET STRATEGY TRUST

                                                        ------------------------
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

                                                       Principal
                                                          Amount
                                                           (000)    U.S. $ Value
--------------------------------------------------------------------------------

Sweden-4.5%
Debt Obligation-4.5%
AB Spintab
   5.75%, 6/15/05(a)
   (cost $9,958,593) .......................    SEK       99,000    $ 12,545,357
                                                                    ------------

United Kingdom-8.4%
Debt Obligation-4.1%
Abbey National Treasury
   6.50%, 3/05/04(a) .......................    GBP        7,000      11,451,258
                                                                    ------------

Government Obligation-4.3%
UK Treasury Note
   7.25%, 12/07/07(a) ......................               6,500      11,832,743
                                                                    ------------

Total United Kingdom Securities
   (cost $22,983,664) ......................                          23,284,001
                                                                    ------------

United States-11.7%
Debt Obligations-2.8%
Citibank, NA
   14.50%, 6/16/05(a) ......................    PLN        7,000       2,157,936
Citigroup, Inc.
   6.75%, 12/01/05(a) ......................    US$        5,000       5,567,500
                                                                    ------------
                                                                       7,725,436
                                                                    ------------
U.S. Government/Agency Obligations-8.9%
Federal Home Loan Bank
   2.75%, 3/14/08(a) .......................              12,000      11,892,576
U.S. Treasury Notes (TIPS)
   3.38%, 1/15/07(a) .......................              11,548      12,581,827
                                                                    ------------
                                                                      24,474,403
                                                                    ------------
Total United States Securities
   (cost $30,868,885) ......................                          32,199,839
                                                                    ------------

SHORT-TERM INVESTMENT-0.9%
Time Deposit-0.9%
Greenwich Capital
   1.29%, 5/01/03
   (cost $2,500,000) .......................               2,500       2,500,000
                                                                    ------------

Total Investments-98.9%
   (cost $238,273,116) .....................                         273,078,909
Other assets less liabilities-1.1% .........                           3,165,460
                                                                    ------------

Net Assets-100% ............................                        $276,244,369
                                                                    ============


--------------------------------------------------------------------------------
                               ALLIANCEBERNSTEIN MULTI-MARKET STRATEGY TRUST o 7

------------------------
PORTFOLIO OF INVESTMENTS
------------------------

PUT OPTION WRITTEN (See Note D)

                                                    Contracts
                                                        (000)      U.S. $ Value
-------------------------------------------------------------------------------

Euro
   expiring May '03 @ $1.0455
   (premium received $10,821).....                      3,000       $      (839)
                                                                    -----------

FORWARD EXCHANGE CURRENCY TRANSACTIONS (See Note D)

                                              U.S. $
                          Contract          Value on           U.S. $      Unrealized
                            Amount       Origination          Current   Appreciation/
                             (000)              Date            Value  (Depreciation)
                          -----------------------------------------------------------
Buy Contracts
Australian Dollar,
  settling 5/09/03           4,399      $  2,651,409     $  2,752,410     $   101,001
British Pound,
  settling 5/15/03           2,064         3,256,887        3,300,149          43,262
Canadian Dollar,
  settling 5/12/03          36,091        24,619,205       25,158,873         539,668
Danish Krona,
  settling 5/27/03          42,861         6,315,543        6,450,380         134,837
Euro,
  settling 5/15/03           3,000         3,269,700        3,353,775          84,075
Polish Zloty,
  settling 4/30/03           9,459         2,428,474        2,477,451          48,977
Swedish Krona,
  settling
  5/09/03-5/12/03          125,340        14,822,159       15,337,488         515,329

Sale Contracts
British Pound,
  settling 5/15/03          17,433        27,316,641       27,874,681        (558,040)
Canadian Dollar,
  settling
  5/12/03-5/14/03          101,128        68,991,124       70,496,530      (1,505,406)
Chilean Peso,
  settling 7/22/03       2,063,125         2,850,368        2,922,356         (71,988)
Danish Krona,
   settling 5/27/03        123,000        17,659,474       18,510,897        (851,423)
Euro,
  settling
  5/09/03-6/26/03          102,707       113,017,270      114,706,459      (1,689,189)
New Zealand Dollar,
  settling 6/03/03          33,707        18,515,442       18,794,831        (279,389)
Polish Zloty,
   settling
   4/30/03-6/02/03          18,918         4,730,321        4,945,091        (214,770)
Swedish Krona,
  settling 5/12/03         147,780        17,594,908       18,081,265        (486,357)
                                                                          -----------
                                                                          $(4,189,413)
                                                                          ===========

See footnotes summary on page 9.


--------------------------------------------------------------------------------
8 o ALLIANCEBERNSTEIN MULTI-MARKET STRATEGY TRUST

                                                        ------------------------
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

(a) Positions, or a portion thereof, with an aggregate market value of $270,578,909 have been segregated to collateralize forward exchange currency contracts.

      Glossary:
      TIPS - Treasury Inflation Protected Security

      Currency Abbreviations:
      AUD - Australian Dollar
      CAD - Canadian Dollar
      CLP - Chilean Peso
      DKK - Danish Krona
      EUR - Euros
      GBP - GreatBritish Pound
      NZD - New Zealand Dollar
      PLN - Polish Zloty
      SEK - Swedish Krona
      US$ - United States Dollar

See notes to financial statements.


--------------------------------------------------------------------------------
                               ALLIANCEBERNSTEIN MULTI-MARKET STRATEGY TRUST o 9

---------------------------------
STATEMENT OF ASSETS & LIABILITIES
---------------------------------

STATEMENT OF ASSETS & LIABILITIES
April 30, 2003 (unaudited)

Assets
Investments in securities, at value (cost $238,273,116) ....      $ 273,078,909
Cash .......................................................            572,900
Foreign cash, at value (cost $717,952) .....................            728,151
Interest receivable ........................................          6,992,058
Receivable for investment securities sold and foreign
   currency contracts ......................................          2,663,009
Receivable for capital stock sold ..........................            351,450
                                                                  -------------
Total assets ...............................................        284,386,477
                                                                  -------------
Liabilities
Outstanding put option written, at value
   (premium received $10,821) ..............................                839
Net unrealized depreciation of forward exchange
   currency contracts ......................................          4,189,413
Payable for investment securities purchased ................          2,665,930
Dividends payable ..........................................            393,607
Payable for capital stock redeemed .........................            300,990
Advisory fee payable .......................................            137,851
Distribution fee payable ...................................             87,588
Accrued expenses and other liabilities .....................            365,890
                                                                  -------------
Total liabilities ..........................................          8,142,108
                                                                  -------------
Net Assets .................................................      $ 276,244,369
                                                                  =============
Composition of Net Assets
Capital stock, at par ......................................      $      47,201
Additional paid-in capital .................................        306,056,278
Distributions in excess of net investment income ...........        (17,858,328)
Accumulated net realized loss on investment
   and foreign currency transactions .......................        (42,959,215)
Net unrealized appreciation of investments
   and foreign currency denominated assets
   and liabilities .........................................         30,958,433
                                                                  -------------
                                                                  $ 276,244,369
                                                                  =============
Calculation of Maximum Offering Price
Class A Shares
Net asset value and redemption price per share
   ($243,857,139/41,679,694 shares of capital stock
   issued and outstanding) .................................              $5.85
Sales charge--4.25% of public offering price ..............                 .26
                                                                          -----
Maximum offering price .....................................              $6.11
                                                                          =====
Class B Shares
Net asset value and offering price per share
   ($15,285,111/2,606,464 shares of capital stock
   issued and outstanding) .................................              $5.86
                                                                          =====
Class C Shares
Net asset value and offering price per share
   ($17,102,119/2,914,688 shares of capital stock
   issued and outstanding) .................................              $5.87
                                                                          =====

See notes to financial statements.


--------------------------------------------------------------------------------
10 o ALLIANCEBERNSTEIN MULTI-MARKET STRATEGY TRUST

                                                         -----------------------
                                                         STATEMENT OF OPERATIONS
                                                         -----------------------

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2003 (unaudited)

Investment Income
Interest (net of foreign taxes
   withheld of $441) .............................                  $ 5,872,691

Expenses
Advisory fee .....................................   $   855,110
Distribution fee--Class A ........................       380,216
Distribution fee--Class B ........................        72,443
Distribution fee--Class C ........................        85,353
Transfer agency ..................................       429,935
Custodian ........................................       157,181
Administrative ...................................        67,000
Audit and legal ..................................        66,991
Printing .........................................        57,979
Registration .....................................        22,837
Directors' fees ..................................        10,832
Miscellaneous ....................................         5,327
                                                     -----------
Total expenses ...................................     2,211,204
Less: expense offset arrangement
   (see Note B) ..................................        (1,190)
                                                     -----------
Total expenses ...................................                    2,210,014
                                                                    -----------
Net investment income ............................                    3,662,677
                                                                    -----------
Realized and Unrealized Gain (Loss)
on Investments and Foreign Currency
Transactions
Net realized gain (loss) on:
   Investment transactions .......................                    5,305,828
   Written options ...............................                       51,359
   Foreign currency transactions .................                  (20,141,733)
Net change in unrealized
   appreciation/depreciation of:
   Investments ...................................                    6,827,174
   Written options ...............................                      (21,054)
   Foreign currency denominated assets
     and liabilities .............................                    9,797,345
                                                                    -----------
Net gain on investment and foreign
   currency transactions .........................                    1,818,919
                                                                    -----------
Net Increase in Net Assets from
   Operations ....................................                  $ 5,481,596
                                                                    ===========

See notes to financial statements.


--------------------------------------------------------------------------------
                              ALLIANCEBERNSTEIN MULTI-MARKET STRATEGY TRUST o 11

----------------------------------
STATEMENT OF CHANGES IN NET ASSETS
----------------------------------

STATEMENT OF CHANGES
IN NET ASSETS

                                              Six Months Ended     Year Ended
                                               April 30, 2003      October 31,
                                                 (unaudited)           2002
                                              ================    =============

Increase (Decrease) in Net Assets
from Operations
Net investment income ......................   $     3,662,677    $   9,381,424
Net realized loss on investment and
   foreign currency transactions ...........       (14,784,546)     (26,010,344)
Net change in unrealized
   appreciation/depreciation
   of investments and foreign
   currency denominated assets
   and liabilities .........................        16,603,465       26,553,488
                                               ---------------    -------------
Net increase in net assets from
   operations ..............................         5,481,596        9,924,568
Dividends and Distributions to
Shareholders from
Net investment income
   Class A .................................        (6,584,054)              -0-
   Class B .................................          (326,500)              -0-
   Class C .................................          (384,765)              -0-
Tax return of capital
   Class A .................................                -0-     (14,557,231)
   Class B .................................                -0-        (501,157)
   Class C .................................                -0-        (729,217)
Capital Stock Transactions
Net decrease ...............................       (17,662,045)     (14,200,528)
                                               ---------------    -------------
Total decrease .............................       (19,475,768)     (20,063,565)
Net Assets
Beginning of period ........................       295,720,137      315,783,702
                                               ---------------    -------------
End of period ..............................   $   276,244,369    $ 295,720,137
                                               ===============    =============

See notes to financial statements.


--------------------------------------------------------------------------------
12 o ALLIANCEBERNSTEIN MULTI-MARKET STRATEGY TRUST

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

NOTES TO FINANCIAL STATEMENTS
April 30, 2003 (unaudited)

NOTE A

Significant Accounting Policies

AllianceBernstein Multi-Market Strategy Trust, Inc. (the "Fund"), formerly Alliance Multi-Market Strategy Trust, Inc., was incorporated in the State of Maryland as a non-diversified, open-end management investment company. The Fund offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are sold with a contingent deferred sales charge which declines from 3.0% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares six years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. All three classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Fund's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

In accordance with Pricing Policies adopted by the Board of Directors of the Fund (the "Pricing Policies") and applicable law, portfolio securities are valued at current market value or at fair value. The Board of Directors has delegated to the Adviser, subject to the Board's continuing oversight, certain responsibilities with respect to the implementation of the Pricing Policies. Pursuant to the Pricing Policies, securities for which market quotations are readily available are valued at their current market value. In general, the market value of these securities is determined as follows:

Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued in good faith at fair value in accordance with the Pricing Policies. Securities listed on more than one exchange are valued by reference to the principal exchange on which the secur-


--------------------------------------------------------------------------------
                              ALLIANCEBERNSTEIN MULTI-MARKET STRATEGY TRUST o 13

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

ities are traded; securities not listed on an exchange but traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuations, the last available closing settlement price is used; securities traded in the over-the-counter market, (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, the Pricing Policies provide that the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security. Securities for which market quotations are not readily available are valued at fair value in accordance with the Pricing Policies.

2. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments and foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.


--------------------------------------------------------------------------------
14 o ALLIANCEBERNSTEIN MULTI-MARKET STRATEGY TRUST

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

3. Taxes

It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provision for federal income or excise taxes is required.

4. Investment Income and Investment Transactions

Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund accretes discounts as adjustments to interest income. Additionally, the Fund amortizes premium on debt securities as adjustments to interest income for financial statement reporting purposes only.

5. Income and Expenses

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each settled class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares.

6. Dividends and Distributions

Dividends and distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of an investment advisory agreement, the Fund pays Alliance Capital Management L.P. (the "Adviser") an advisory fee at an annual rate of .60 of 1% of the average daily net assets of the Fund. Such fee is accrued daily and paid monthly.

Pursuant to the advisory agreement, the Fund paid $67,000 to the Adviser representing the cost of certain legal and accounting services provided to the Fund by the Adviser for the six months ended April 30, 2003.

The Fund compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $276,508 for the six months ended April 30, 2003.


--------------------------------------------------------------------------------
                              ALLIANCEBERNSTEIN MULTI-MARKET STRATEGY TRUST o 15

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------


For the six months ended April 30, 2003, the Fund's expenses were reduced by $1,190 under an expense offset arrangement with AGIS.

AllianceBernstein Investment Research and Management, Inc. (the "Distributor"), formerly Alliance Fund Distributors, Inc., a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund's shares. The Distributor has advised the Fund that it has received front-end sales charges of $2,798 from the sale of Class A shares and $7,384, $20,355 and $1,686 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the six months ended April 30, 2003.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30 of 1% of the average daily net assets attributable to the Class A shares and 1% of the average daily net assets attributable to both Class B and Class C shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has advised the Fund that it has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $10,630,413 and $1,609,431 for Class B and C shares, respectively. Such costs may be recovered from the Fund in future periods so long as the agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs, incurred by the Distributor, beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended April 30, 2003, were as follows:

                                                  Purchases             Sales
                                                 ===========        ============
Investment securities ...................        $76,673,630        $129,606,309
U.S. government securities ..............         35,146,561          22,946,780


--------------------------------------------------------------------------------
16 o ALLIANCEBERNSTEIN MULTI-MARKET STRATEGY TRUST

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation (excluding written options and foreign currency transactions) are as follows:

Gross unrealized appreciation ..........................           $ 34,905,283
Gross unrealized depreciation ..........................                (99,490)
                                                                   ------------
Net unrealized appreciation ............................           $ 34,805,793
                                                                   ============

1. Forward Exchange Currency Contracts

The Fund enters into forward exchange currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sales commitments denominated in foreign currencies, and for investment purposes. A forward exchange currency contract is a commitment to purchase or sell a foreign currency on a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract is included in net realized gain or loss on foreign currency transactions.

Fluctuations in the value of open forward exchange currency contracts are recorded for financial reporting purposes as net unrealized appreciation or depreciation by the Fund.

The Fund's custodian will place and maintain cash not available for investment or other liquid assets in a separate account of the Fund having a value at least equal to the aggregate amount of the Fund's commitments under forward exchange currency contracts entered into with respect to position hedges.

Risks may arise from the potential inability of the counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars reflects the total exposure the Fund has in that particular currency contract.

2. Option Transactions

For hedging and investment purposes, the Fund purchases and writes (sells) put and call options on U.S. and foreign government securities and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets.

The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.


--------------------------------------------------------------------------------
                              ALLIANCEBERNSTEIN MULTI-MARKET STRATEGY TRUST o 17

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from written options which expire unexercised are recorded by the Fund on the expiration date as realized gains from options written. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Fund. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Fund could result in the Fund selling or buying a security or currency at a price different from the current market value. Transactions in written options for the six months ended April 30, 2003 were as follows:

                                                      Number of        Premium
                                                      Contracts        Received
                                                   ----------------------------
Options outstanding at October 31, 2002 ........      4,500,000    $     31,036
Options written ................................    384,700,000          62,180
Options expired ................................   (386,200,000)        (82,395)
                                                   ------------    ------------
Options outstanding at April 30, 2003 ..........      3,000,000    $     10,821
                                                   ============    ============

3. Interest Rate Swap Agreements

The Fund enters into currency and interest rate swap agreements to protect itself from foreign currency and interest rate fluctuations on the underlying debt instruments. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net interest payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the foreign securities or currencies.

The Fund records a net receivable or payable on a daily basis for the net interest income or expense expected to be received or paid in the interest period. Net interest received or paid on these contracts is recorded as interest income (or as an


--------------------------------------------------------------------------------
18 o ALLIANCEBERNSTEIN MULTI-MARKET STRATEGY TRUST

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

offset to interest income). Fluctuations in the value of swap contracts are recorded for financial statement purposes as a component of net change in unrealized appreciation or depreciation of investments. Realized gains and losses from terminated swap contracts are included in net realized gain or loss on investment transactions.

NOTE E

Distribution To Shareholders

The tax character of distributions to be paid for the year ending October 31, 2003 will be determined at the end of the current fiscal year. Based on the operations of the Fund as of the semi-annual date, and its distribution policy, the Fund may have a non-taxable distribution at year end. At this time, the amount of this non-taxable distribution is not estimable. The tax character of distributions paid during the fiscal years ended October 31, 2002 and October 31, 2001 were as follows:

                                                    2002                 2001
                                                ===========          ===========
Distributions paid from:
   Ordinary income ......................       $        -0-         $17,238,361
                                                -----------          -----------
Total taxable distributions .............                -0-          17,238,361
   Tax return of capital ................        15,859,902           13,317,785
                                                -----------          -----------
Total distributions paid ................       $15,859,902(a)       $30,556,146
                                                ===========          ===========

(a) Total distributions paid differ from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid.

As of October 31, 2002, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital and other losses ...................        $(35,110,345)(b)
Unrealized appreciation/(depreciation) .................           7,584,172(c)
                                                                ------------
Total accumulated earnings/(deficit) ...................        $(27,526,173)
                                                                ============

(b) On October 31, 2002, the Fund had a net capital loss carryforward of $28,174,669 of which $6,103,309 expires in the year 2003, $973,274 expires in the year 2004, $572,902 expires in the year 2005, $6,799,602 expires in the year 2007, $9,788,373 expires in the year 2008, $3,634,196 expires in the year 2009 and $303,013 expires in the year 2010. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. During the fiscal year ended October 31, 2002, $33,977,958 of the capital loss carryforward expired. Based on certain provisions in the Internal Revenue Code, various limitations regarding the future utilization of these carryforwards, brought forward as a result of the Fund's prior year mergers, may apply. As of October 31, 2002, the Fund deferred tax straddle losses of $6,935,676.

(c) The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the realization for tax purposes of unrealized gains/losses on certain derivative instruments and the difference between book and tax amortization methods for premium.


--------------------------------------------------------------------------------
                              ALLIANCEBERNSTEIN MULTI-MARKET STRATEGY TRUST o 19

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

NOTE F

Capital Stock

There are 9,000,000,000 shares of $0.001 par value capital stock authorized, divided into three classes, designated Class A, Class B and Class C shares. Each class consists of 3,000,000,000 authorized shares. Transactions in capital stock were as follows:

                     -------------------------------------     -------------------------------------
                                      Shares                                   Amount
                     -------------------------------------     -------------------------------------
                     Six Months Ended           Year Ended     Six Months Ended           Year Ended
                       April 30, 2003          October 31,       April 30, 2003          October 31,
                          (unaudited)                 2002          (unaudited)                 2002
                     -------------------------------------------------------------------------------
Class A
Shares sold                 1,652,939            5,003,164         $ 10,343,475         $ 29,244,522
----------------------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends                   697,485            1,369,675            3,459,920            8,026,307
----------------------------------------------------------------------------------------------------
Shares converted
  from Class B                101,329              391,314              595,538            2,289,845
----------------------------------------------------------------------------------------------------
Shares redeemed            (5,790,072)         (10,001,400)         (33,916,340)         (58,456,256)
----------------------------------------------------------------------------------------------------
Net decrease               (3,338,319)          (3,237,247)        $(19,517,407)        $(18,895,582)
====================================================================================================

Class B
Shares sold                 1,339,601            1,667,677         $  7,885,661         $  9,803,708
----------------------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends                    30,270               54,546              183,688              320,505
----------------------------------------------------------------------------------------------------
Shares converted
  to Class A                 (101,115)            (390,278)            (595,538)          (2,289,845)
----------------------------------------------------------------------------------------------------
Shares redeemed              (891,030)            (984,519)          (5,239,820)          (5,784,916)
----------------------------------------------------------------------------------------------------
Net increase                  377,726              347,426         $  2,233,991         $  2,049,452
====================================================================================================

Class C
Shares sold                   374,625            1,540,244         $  2,203,033         $  9,060,873
----------------------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends                    34,166               77,914              203,315              458,161
----------------------------------------------------------------------------------------------------
Shares redeemed              (473,953)          (1,167,415)          (2,784,977)          (6,873,432)
----------------------------------------------------------------------------------------------------
Net increase
  (decrease)                  (65,162)             450,743         $   (378,629)        $  2,645,602
====================================================================================================


--------------------------------------------------------------------------------
20 o ALLIANCEBERNSTEIN MULTI-MARKET STRATEGY TRUST

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

NOTE G

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $750 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expense in the statement of operations. The Fund did not utilize the Facility during the six months ended April 30, 2003.


--------------------------------------------------------------------------------
                              ALLIANCEBERNSTEIN MULTI-MARKET STRATEGY TRUST o 21

--------------------
FINANCIAL HIGHLIGHTS
--------------------

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                 --------------------------------------------------------------------------------------------
                                                                        Class A
                                 --------------------------------------------------------------------------------------------
                                  Six Months
                                       Ended
                                   April 30,                                  Year Ended October 31,
                                        2003        -------------------------------------------------------------------------
                                 (unaudited)          2002(a)            2001          2000             1999             1998
                                 --------------------------------------------------------------------------------------------
Net asset value,
  beginning of period ..........   $    5.89        $    5.99       $    6.08     $    6.29        $    6.64        $    7.11
                                 --------------------------------------------------------------------------------------------
Income From Investment
  Operations
Net investment income(b) .......         .08              .19             .35           .38              .42              .44
Net realized and unrealized
  gain (loss) on investment
  and foreign currency
  transactions .................         .03              .02             .13          (.19)            (.22)             .02
                                 --------------------------------------------------------------------------------------------
Net increase in net
  asset value from operations ..         .11              .21             .48           .19              .20              .46
                                 --------------------------------------------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income ............        (.15)              -0-           (.32)         (.38)            (.42)            (.44)
Distributions in excess of
  net investment income ........          -0-              -0-             -0-         (.02)            (.02)            (.42)
Tax return of capital ..........          -0-            (.31)           (.25)           -0-            (.11)            (.07)
                                 --------------------------------------------------------------------------------------------
Total dividends and
  distributions ................        (.15)            (.31)           (.57)         (.40)            (.55)            (.93)
                                 --------------------------------------------------------------------------------------------
Net asset value, end of period .   $    5.85        $    5.89       $    5.99     $    6.08        $    6.29         $   6.64
                                 ============================================================================================
Total Return
Total investment return based
  on net asset value(c)  .......        1.91%            3.74%           8.27%         3.17%            2.95%            6.90%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) ..............   $ 243,857        $ 264,978       $ 289,265     $ 305,610        $ 396,867        $  95,568
Ratio to average net assets of:
  Expenses .....................        1.47%(d)         1.49%           1.48%         1.52%(e)         1.44%(e)         1.74%(e)
  Net investment income ........        2.65%(d)         3.22%           5.87%         6.25%            6.23%            6.46%
Portfolio turnover rate ........          40%             115%             79%           82%             124%             240%

See footnote summary on page 25.


--------------------------------------------------------------------------------
22 o ALLIANCEBERNSTEIN MULTI-MARKET STRATEGY TRUST

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                 --------------------------------------------------------------------------------------------
                                                                        Class B
                                 --------------------------------------------------------------------------------------------
                                  Six Months
                                       Ended
                                   April 30,                                  Year Ended October 31,
                                        2003        -------------------------------------------------------------------------
                                 (unaudited)          2002(a)            2001          2000             1999             1998
                                 --------------------------------------------------------------------------------------------
Net asset value,
  beginning of period ..........   $    5.90        $    6.01       $    6.10     $    6.32        $    6.66        $    7.11
                                 --------------------------------------------------------------------------------------------
Income From Investment
  Operations
Net investment income(b) .......         .06              .14             .30           .33              .36              .36
Net realized and unrealized
  gain (loss) on investment
  and foreign currency
  transactions .................         .03              .02             .13          (.19)            (.22)             .05
                                 --------------------------------------------------------------------------------------------
Net increase in net
  asset value from operations ..         .09              .16             .43           .14              .14              .41
                                 --------------------------------------------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income ............        (.13)              -0-           (.29)         (.34)            (.36)            (.36)
Distributions in excess of
  net investment income ........          -0-              -0-             -0-         (.02)            (.02)            (.43)
Tax return of capital ..........          -0-            (.27)           (.23)           -0-            (.10)            (.07)
                                 --------------------------------------------------------------------------------------------
Total dividends and
  distributions ................        (.13)            (.27)           (.52)         (.36)            (.48)            (.86)
                                 --------------------------------------------------------------------------------------------
Net asset value, end of period .   $    5.86        $    5.90       $    6.01     $    6.10        $    6.32        $    6.66
                                 ============================================================================================
Total Return
Total investment return based
  on net asset value(c)  .......        1.56%            2.84%           7.49%         2.30%            2.13%            6.24%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) ..............   $  15,285        $  13,150       $  11,311     $  13,052        $  18,129        $   7,217
Ratio to average net assets of:
  Expenses .....................        2.20%(d)         2.24%           2.24%         2.28%(e)         2.15%(e)         2.41%(e)
  Net investment income ........        1.92%(d)         2.44%           5.05%         5.44%            5.46%            5.64%
Portfolio turnover rate ........          40%             115%             79%           82%             124%             240%

See footnote summary on page 25.


--------------------------------------------------------------------------------
                              ALLIANCEBERNSTEIN MULTI-MARKET STRATEGY TRUST o 23

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                 --------------------------------------------------------------------------------------------
                                                                        Class C
                                 --------------------------------------------------------------------------------------------
                                  Six Months
                                       Ended
                                   April 30,                                  Year Ended October 31,
                                        2003        -------------------------------------------------------------------------
                                 (unaudited)          2002(a)            2001          2000             1999             1998
                                 --------------------------------------------------------------------------------------------
Net asset value,
  beginning of period ..........   $    5.90        $    6.01       $    6.10     $    6.31        $    6.65        $    7.11
                                 --------------------------------------------------------------------------------------------
Income From Investment
  Operations
Net investment income(b) .......         .06              .14             .30           .34              .36              .25
Net realized and unrealized
  gain (loss) on investment
  and foreign currency
  transactions .................         .04              .02             .13          (.19)            (.22)             .16
                                 --------------------------------------------------------------------------------------------
Net increase in net
  asset value from operations ..         .10              .16             .43           .15              .14              .41
                                 --------------------------------------------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income ............        (.13)              -0-           (.29)         (.34)            (.36)            (.41)
Distributions in excess of
  net investment income ........          -0-              -0-             -0-         (.02)            (.02)            (.42)
Tax return of capital ..........          -0-            (.27)           (.23)           -0-            (.10)            (.04)
                                 --------------------------------------------------------------------------------------------
Total dividends and
  distributions ................        (.13)            (.27)           (.52)         (.36)            (.48)            (.87)
                                 --------------------------------------------------------------------------------------------
Net asset value, end of period .   $    5.87        $    5.90       $    6.01     $    6.10        $    6.31        $    6.65
                                 ============================================================================================
Total Return
Total investment return based
  on net asset value(c)  .......        1.73%            2.83%           7.48%         2.46%            2.13%            6.10%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) ..............   $  17,102        $  17,592       $  15,208     $  16,578        $  19,076        $  16,518
Ratio to average net assets of:
  Expenses .....................        2.17%(d)         2.20%           2.19%         2.22%(e)         2.15%(e)         2.61%(e)
  Net investment income ........        1.93%(d)         2.48%           5.10%         5.52%            5.50%            5.28%
Portfolio turnover rate ........          40%             115%             79%           82%             124%             240%

See footnote summary on page 25.


--------------------------------------------------------------------------------
24 o ALLIANCEBERNSTEIN MULTI-MARKET STRATEGY TRUST

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

(a) As required, effective November 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium on debt securities for financial statement reporting purposes only. The effect of this change for the year ended October 31, 2002 was to decrease net investment income per share by $.14, decrease net realized and unrealized loss on investments per share by $.14 for Class A, B and C, respectively, and decrease the ratio of net investment income to average net assets from 5.56% to 3.22% for Class A, from 4.79% to 2.44% for Class B and from 4.83% to 2.48% for Class C. Per share, ratios and supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

(b)   Based on average shares outstanding.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of the total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(d)   Annualized.

(e) Ratios reflect expenses grossed up for expense offset arrangement with the Transfer Agent. For the periods shown below, the net expense ratios were as follows:

                                   Year Ended October 31,
                                 ---------------------------
                                   2000     1999     1998
                                 ---------------------------
      Class A.............         1.50%    1.42%    1.73%
      Class B.............         2.27%    2.14%    2.40%
      Class C.............         2.21%    2.14%    2.60%


--------------------------------------------------------------------------------
                              ALLIANCEBERNSTEIN MULTI-MARKET STRATEGY TRUST o 25

------------------
BOARD OF DIRECTORS
------------------

BOARD OF DIRECTORS

John D. Carifa, Chairman and President
Ruth Block(1)
David H. Dievler(1)
John H. Dobkin(1)
William H. Foulk, Jr.(1)
Clifford L. Michel(1)
Donald J. Robinson(1)

OFFICERS

Kathleen A. Corbet, Senior Vice President
Michael  Mon, Vice President
Douglas J. Peebles, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Vincent S. Noto, Controller

Custodian

Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109

Principal Underwriter

AllianceBernstein Investment
Research and Management, Inc.
1345 Avenue of the Americas
New York, NY 10105

Legal Counsel

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

Transfer Agent

Alliance Global Investor Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-Free (800) 221-5672

Independent Accountants

Ernst & Young LLP
5 Times Square
New York, NY 10036

(1)   Member of the Audit Committee.


--------------------------------------------------------------------------------
26 o ALLIANCEBERNSTEIN MULTI-MARKET STRATEGY TRUST

                                               ---------------------------------
                                               ALLIANCEBERNSTEIN FAMILY OF FUNDS
                                               ---------------------------------

ALLIANCEBERNSTEIN FAMILY OF FUNDS

U.S. Growth Funds

Growth Fund
Health Care Fund
Mid-Cap Growth Fund
Premier Growth Fund
Quasar Fund
Technology Fund

Value Funds

Disciplined Value Fund
Global Value Fund
Growth & Income Fund
International Value Fund
Real Estate Investment Fund
Small Cap Value Fund
Utility Income Fund
Value Fund

Blended Style Series

U.S. Large Cap Portfolio

Global & International Stock Funds

All-Asia Investment Fund
Global Small Cap Fund
Greater China '97 Fund
International Premier Growth Fund
New Europe Fund
Worldwide Privatization Fund

Select Investor Series

Biotechnology Portfolio
Premier Portfolio
Small Cap Growth Portfolio
Technology Portfolio

Taxable Bond Funds

Americas Government Income Trust
Corporate Bond Portfolio
Emerging Market Debt Fund
Global Strategic Income Trust
High Yield Fund
Multi-Market Strategy Trust
Quality Bond Portfolio
U.S. Government Portfolio

Tax-Exempt Bond Funds

National
Intermediate Diversified
Insured National
Arizona
California
Intermediate California
Insured California
Florida
Massachusetts
Michigan
Minnesota
New Jersey
New York
Intermediate New York
Ohio
Pennsylvania
Virginia

Asset Allocation Funds

Balanced Shares
Conservative Investors Fund
Growth Investors Fund

Closed-End Funds

All-Market Advantage Fund
ACM Income Fund
ACM Government Opportunity Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
California Municipal Income Fund
National Municipal Income Fund
New York Municipal Income Fund
The Spain Fund
World Dollar Government Fund
World Dollar Government Fund II

AllianceBernstein also offers AllianceBernstein Exchange Reserves, which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

To obtain a prospectus for any AllianceBernstein fund, call your investment professional, or call AllianceBernstein at (800) 227-4618 or visit our web site at www.alliancebernstein.com.


--------------------------------------------------------------------------------
                              ALLIANCEBERNSTEIN MULTI-MARKET STRATEGY TRUST o 27

NOTES


--------------------------------------------------------------------------------
28 o ALLIANCEBERNSTEIN MULTI-MARKET STRATEGY TRUST

AllianceBernstein Multi-Market Strategy Trust
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672

[LOGO] ALLIANCEBERNSTEIN(SM)
       Investment Research and Management

(SM) This service mark used under license from the owner, Alliance Capital Management L.P.

MMSTSR0403


ITEM 2.  CODE OF ETHICS.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10.  EXHIBITS.

The following exhibits are attached to this Form N-CSR:

         Exhibit No.      DESCRIPTION OF EXHIBIT

         10 (b) (1)       Certification of Principal Executive Officer Pursuant
                          to Section 302 of the Sarbanes-Oxley Act of 2002

         10 (b) (2)       Certification of Principal Financial Officer Pursuant
                          to Section 302 of the Sarbanes-Oxley Act of 2002

         10 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Multi-Market Strategy Trust, Inc.

By:      /s/John D. Carifa
         ---------------------------------
         John D. Carifa
         President

Date:  June 30, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/John D. Carifa
         ---------------------------------
         John D. Carifa
         President

Date:  June 30, 2003

By:      /s/Mark D. Gersten
         -------------------------------
         Mark D. Gersten
         Treasurer and Chief Financial Officer

Date:  June 30, 2003